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AMERICAS

US Legal Services

Ellen L. Valvo
Paralegal
(860) 952-2244
Fax: (860) 273-3004

October 29, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C
    PROSPECTUS TITLE:  OREGON EDUCATION ASSOCIATION
    FILE NOS.:  333-01107 AND 811-2513
    RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement to the Prospectus and Contract Prospectus Summary contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 ("Amendment No. 27") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 27 which was declared effective on October 26, 2001. The text of Amendment No. 27 was filed electronically on October 26, 2001.

If you have any questions regarding this submission, please call the undersigned at 860-952-2244.

Sincerely,

/s/ Ellen L. Valvo

Ellen L. Valvo


Hartford Site                           ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975